Related Party Transactions - Summary of Significant Transactions with Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Operating Revenue	₩ 90,023	₩ 50,650	₩ 41,925
Purchases	61,615	58,339	54,222
HD Hyundai Robotics Co., Ltd.(formerly Hyundai Robotics Co., Ltd.) [member]
Disclosure of transactions between related parties [line items]
Operating Revenue	75	78
Purchases		182
K-Realty 11th Real Estate Investment Trust Company [Member]
Disclosure of transactions between related parties [line items]
Operating Revenue	236	346	330
Purchases	2,547	2,559	1,674
Others [member]
Disclosure of transactions between related parties [line items]
Operating Revenue	25,534	21,308	11,964
Purchases	33,804	42,169	37,742
Digital Pharm Co., Ltd [Member]
Disclosure of transactions between related parties [line items]
Operating Revenue		1	1
K Bank, Inc.[member]
Disclosure of transactions between related parties [line items]
Operating Revenue	31,721	22,701	29,536
Purchases	22,548	13,429	11,007
Hyundai Robotics Co., Ltd [Member]
Disclosure of transactions between related parties [line items]
Operating Revenue			94
Purchases			₩ 3,799
K-Realty No.3 Real Estate General Private Placement Investment Company [Member]
Disclosure of transactions between related parties [line items]
Operating Revenue	32,286	₩ 6,216
Other Related Parties One [Member]
Disclosure of transactions between related parties [line items]
Operating Revenue	171
Purchases	₩ 2,716